SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 12.8%
Alternative Carriers - 0.2%
Lumen Technologies, Inc. (a)	47,722	$298,263

Broadcasting - 0.5%
Fox Corp. - Class A	3,490	235,052
Paramount Skydance Corp.	31,044	338,690
		573,742
Cable & Satellite - 0.8%
Charter Communications, Inc. - Class A (a)	4,013	611,742
Sirius XM Holdings, Inc.	11,938	336,293
		948,035
Integrated Telecommunication Services - 4.1%
AT&T, Inc.	71,554	1,852,533
Comcast Corp. - Class A	46,346	1,233,730
Verizon Communications, Inc.	35,140	1,757,703
		4,843,966
Interactive Media & Services - 2.9%
Alphabet, Inc. - Class A	3,040	1,031,624
Alphabet, Inc. - Class C	3,049	1,022,665
Match Group, Inc.	10,504	426,988
Pinterest, Inc. - Class A (a)	23,073	500,915
Snap, Inc. - Class A (a)	78,088	433,388
		3,415,580
Movies & Entertainment - 2.8%
Roku, Inc. (a)	3,995	626,935
Walt Disney Co.	15,074	1,621,209
Warner Bros Discovery, Inc. (a)	36,354	1,037,180
		3,285,324
Publishing - 0.4%
News Corp. - Class A	14,316	439,644

Wireless Telecommunication Services - 1.1%
T-Mobile US, Inc.	7,517	1,356,367
Total Communication Services		15,160,921

Consumer Discretionary - 12.9%
Apparel Retail - 0.2%
Victoria's Secret & Co. (a)	2,864	244,614

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Apparel, Accessories & Luxury Goods - 0.6%
Lululemon Athletica, Inc. (a)	3,627	$436,183
VF Corp.	15,943	214,274
		650,457
Automobile Manufacturers - 2.0%
Ford Motor Co.	80,644	1,124,178
General Motors Co.	14,910	1,287,031
		2,411,209
Automotive Parts & Equipment - 0.9%
Aptiv PLC (a)	8,209	367,435
Autoliv, Inc.	2,779	336,842
BorgWarner, Inc.	5,406	346,849
		1,051,126
Automotive Retail - 0.3%
CarMax, Inc. (a)	5,005	306,957

Broadline Retail - 6.0%
Amazon.com, Inc. (a)	21,922	5,694,678
eBay, Inc.	7,877	815,742
Etsy, Inc. (a)	4,825	392,417
Macy's, Inc.	10,498	230,536
		7,133,373
Casinos & Gaming - 0.3%
MGM Resorts International (a)	7,174	296,717

Computer & Electronics Retail - 0.5%
Best Buy Co., Inc.	7,687	616,113

Footwear - 0.7%
NIKE, Inc. - Class B	21,986	858,773

Homefurnishing Retail - 0.3%
Wayfair, Inc. - Class A (a)	4,041	401,150

Hotels, Resorts & Cruise Lines - 0.8%
Expedia Group, Inc.	2,772	879,057

Leisure Products - 0.3%
Hasbro, Inc.	4,292	403,877
Total Consumer Discretionary		15,253,423

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Consumer Staples - 4.4%
Brewers - 0.2%
Molson Coors Beverage Co. - Class B	7,347	$292,117

Consumer Staples Merchandise Retail - 1.1%
Target Corp.	8,132	1,308,276

Food Retail - 1.2%
Albertsons Cos., Inc. - Class A	28,758	355,161
Kroger Co.	10,416	599,337
Maplebear, Inc. (a)	8,806	444,879
		1,399,377
Household Products - 0.3%
Clorox Co.	3,474	339,340

Packaged Foods & Meats - 1.6%
Conagra Brands, Inc.	22,312	357,438
General Mills, Inc.	12,933	532,840
Kraft Heinz Co.	24,342	624,859
Tyson Foods, Inc. - Class A	7,121	392,652
		1,907,789
Total Consumer Staples		5,246,899

Energy - 0.5%
Oil & Gas Equipment & Services - 0.5%
Halliburton Co.	17,373	640,195

Financials - 5.9%
Consumer Finance - 1.7%
Ally Financial, Inc.	8,967	378,497
Capital One Financial Corp.	7,717	1,655,374
		2,033,871
Diversified Banks - 0.9%
Citigroup, Inc.	3,435	452,115
Wells Fargo & Co.	6,514	562,744
		1,014,859
Life & Health Insurance - 0.5%
Prudential Financial, Inc.	5,092	598,819

Property & Casualty Insurance - 0.7%
Allstate Corp.	3,158	814,132

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Regional Banks - 0.4%
Citizens Financial Group, Inc.	7,502	$516,663

Transaction & Payment Processing Services - 1.7%
Block, Inc. (a)	13,035	1,069,131
PayPal Holdings, Inc.	17,456	919,320
		1,988,451
Total Financials		6,966,795

Health Care - 18.2%
Biotechnology - 2.0%
Alkermes PLC (a)	6,960	327,050
Amgen, Inc.	858	368,837
Biogen, Inc. (a)	3,750	812,438
BioMarin Pharmaceutical, Inc. (a)	2,650	172,859
Moderna, Inc. (a)	3,799	533,152
Neurocrine Biosciences, Inc. (a)	1,229	189,303
		2,403,639
Health Care Equipment - 3.1%
Baxter International, Inc.	20,013	520,338
Becton Dickinson & Co.	5,698	1,071,851
Medtronic PLC	17,949	1,627,077
Zimmer Biomet Holdings, Inc.	4,632	463,385
		3,682,651
Health Care Services - 2.8%
CVS Health Corp.	17,364	1,630,653
DaVita, Inc. (a)	2,603	458,154
Labcorp Holdings, Inc.	1,979	658,334
Quest Diagnostics, Inc.	2,567	616,850
		3,363,991
Health Care Supplies - 0.3%
Align Technology, Inc. (a)	2,207	352,657

Life Sciences Tools & Services - 1.9%
Bio-Rad Laboratories, Inc. - Class A (a)	1,204	464,889
Illumina, Inc. (a)	4,169	890,623
IQVIA Holdings, Inc. (a)	3,410	890,658
		2,246,170
Managed Health Care - 1.9%
Centene Corp. (a)	12,402	797,945
Humana, Inc.	2,545	975,320
Molina Healthcare, Inc. (a)	2,395	476,054
		2,249,319

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Pharmaceuticals - 6.2%
Bristol-Myers Squibb Co.	21,945	$1,466,145
Elanco Animal Health, Inc. (a)	17,379	415,706
Jazz Pharmaceuticals PLC (a)	2,029	508,630
Merck & Co., Inc.	16,726	2,471,434
Pfizer, Inc.	62,569	1,780,714
Viatris, Inc.	40,252	664,560
		7,307,189
Total Health Care		21,605,616

Industrials - 13.3%
Aerospace & Defense - 4.3%
Boeing Co. (a)	6,218	1,291,976
Honeywell Aerospace, Inc. (a)	1,833	289,816
L3Harris Technologies, Inc.	2,595	690,919
Lockheed Martin Corp.	2,010	1,128,072
Moog, Inc. - Class A	860	319,490
Northrop Grumman Corp.	1,928	1,040,542
Textron, Inc.	4,320	348,019
		5,108,834
Agricultural & Farm Machinery - 0.3%
AGCO Corp.	2,969	351,262

Air Freight & Logistics - 1.0%
FedEx Corp.	3,614	1,183,224

Construction & Engineering - 0.3%
AECOM	5,905	398,174

Electrical Components & Equipment - 0.1%
Plug Power, Inc. (a)	75,510	163,102

Industrial Conglomerates - 1.6%
3M Co.	2,621	450,366
DuPont de Nemours, Inc.	2,955	397,669
Honeywell International, Inc.	4,778	1,020,246
		1,868,281
Industrial Machinery & Supplies & Components - 0.4%
Stanley Black & Decker, Inc.	5,420	522,325

Passenger Airlines - 2.1%
Alaska Air Group, Inc. (a)	6,099	252,072
American Airlines Group, Inc. (a)	29,608	397,635

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Delta Air Lines, Inc.	8,485	$661,830
Southwest Airlines Co.	11,373	438,202
United Airlines Holdings, Inc. (a)	6,217	671,374
		2,421,113
Passenger Ground Transportation - 1.5%
Lyft, Inc. - Class A (a)	21,148	357,401
Uber Technologies, Inc. (a)	18,067	1,366,769
		1,724,170
Research & Consulting Services - 1.7%
Booz Allen Hamilton Holding Corp.	5,704	431,508
CACI International, Inc. - Class A (a)	707	440,468
Jacobs Solutions, Inc.	3,571	532,257
Leidos Holdings, Inc.	4,029	564,906
		1,969,139
Total Industrials		15,709,624

Information Technology - 29.7% (b)
Application Software - 8.2%
Adobe, Inc. (a)	5,541	1,622,349
Atlassian Corp. - Class A (a)	4,630	899,007
Docusign, Inc. (a)	8,062	534,269
Dropbox, Inc. - Class A (a)	11,632	409,330
Elastic NV (a)	3,553	346,595
HubSpot, Inc. (a)	1,690	441,698
Nutanix, Inc. - Class A (a)	8,678	595,051
Salesforce, Inc.	9,478	2,440,964
Trimble, Inc. (a)	6,303	377,802
Unity Software, Inc. (a)	10,033	422,389
Workday, Inc. - Class A (a)	4,749	937,690
Zoom Communications, Inc. - Class A (a)	6,860	663,225
		9,690,369
Communications Equipment - 2.9%
Cisco Systems, Inc.	19,383	2,141,628
F5, Inc. (a)	1,388	565,096
Viasat, Inc. (a)	5,913	397,768
Viavi Solutions, Inc. (a)	8,876	322,110
		3,426,602
Electronic Components - 0.2%
Vishay Intertechnology, Inc.	6,454	196,395

Electronic Equipment & Instruments - 0.4%
Zebra Technologies Corp. - Class A (a)	1,464	517,597

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Electronic Manufacturing Services - 0.5%
Jabil, Inc.	814	$248,482
TE Connectivity PLC	1,668	342,357
		590,839
Internet Services & Infrastructure - 1.8%
Akamai Technologies, Inc. (a)	5,349	581,008
Okta, Inc. (a)	4,973	860,528
Twilio, Inc. - Class A (a)	3,209	756,137
		2,197,673
IT Consulting & Other Services - 4.6%
Accenture PLC - Class A	8,629	1,637,439
Cognizant Technology Solutions Corp. - Class A	12,935	835,342
EPAM Systems, Inc. (a)	3,075	362,327
Gartner, Inc. (a)	2,177	431,286
International Business Machines Corp.	9,156	2,141,314
		5,407,708
Semiconductors - 5.5%
Intel Corp. (a)	31,464	2,816,343
MaxLinear, Inc. (a)	3,293	197,284
NXP Semiconductors NV	3,633	816,117
Qorvo, Inc. (a)	3,650	350,692
QUALCOMM, Inc.	11,275	1,922,162
Skyworks Solutions, Inc.	6,614	443,204
		6,545,802
Systems Software - 1.0%
Gitlab, Inc. - Class A (a)	7,392	344,023
SentinelOne, Inc. - Class A (a)	17,848	394,441
UiPath, Inc. - Class A (a)	25,788	481,462
		1,219,926
Technology Distributors - 0.6%
Arrow Electronics, Inc. (a)	2,215	452,812
CDW Corp.	1,513	229,341
		682,153
Technology Hardware, Storage & Peripherals - 4.0%
Dell Technologies, Inc. - Class C	3,766	1,717,333
Hewlett Packard Enterprise Co.	18,570	970,097
HP, Inc.	25,484	765,030
NetApp, Inc.	4,662	863,822
Western Digital Corp.	857	386,121
		4,702,403
Total Information Technology		35,177,467

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Materials - 1.5%
Commodity Chemicals - 0.5%
Dow, Inc.	22,494	$686,517

Paper & Plastic Packaging Products & Materials - 0.3%
Avery Dennison Corp.	1,902	331,157

Specialty Chemicals - 0.7%
Eastman Chemical Co.	4,484	324,821
PPG Industries, Inc.	4,357	488,725
		813,546
Total Materials		1,831,220

Real Estate - 0.4%
Real Estate Services - 0.4%
Jones Lang LaSalle, Inc. (a)	1,318	482,216
TOTAL COMMON STOCKS (Cost $100,286,227)		118,074,376

RIGHTS - 0.0% (c)
Financials - 0.0% (c)
Sycamore Partners LLC, Expires 08/28/2028, Exercise Price $3.00 (a)(d)	14,719	—

Asset Management & Custody Banks — 0.0% (c)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00 (a)(d)	3,194	—
TOTAL RIGHTS (Cost $0)		—

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.59% (e)	349,207	349,207
TOTAL MONEY MARKET FUNDS (Cost $349,207)		349,207

TOTAL INVESTMENTS - 99.9% (Cost $100,635,434)		$118,423,583
Other Assets in Excess of Liabilities - 0.1%		101,357
TOTAL NET ASSETS - 100.0%		$118,524,940

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Represents less than 0.05% of net assets.

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2026.

(e)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SPARKLINE INTANGIBLE VALUE ETF

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Sparkline Intangible Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Investments
Common Stocks	$118,074,376	$—	$—	$118,074,376
Rights	—	—	0(b)	0(b)
Money Market Funds	349,207	—	—	349,207
Total Investments	$118,423,583	$—	$ (b)	$118,423,583

(a)	Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the Current Fiscal Period for the Fund.
(b)	Amount is less than $0.50.

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2026, the Fund recognized no transfers to or from Level 3. Transfers between levels are recognized at the end of the reporting period.